OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY	12 Months Ended
Mar. 31, 2024
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY

14. OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC, from HDSI under a lease agreement dated May 1, 2021, and the lease expires on April 29, 2026.

Right-of-use asset

A summary of the changes in the right-of-use asset for the years ended March 31, 2025 and 2024 are as follows:

Right-of-use-asset	($)
Balance at March 31, 2023	62,208
Amortization	(20,175)
Balance at March 31, 2024	42,033
Amortization	(20,175)
Balance at March 31, 2025	21,858

Lease liability

On May 1, 2021, the Company entered into the lease agreement, which resulted in the lease liability of $100,877 (undiscounted value of $134,766, discount rate used is 12.00%). This liability represents the monthly lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI.

A summary of changes in the lease liability during the years ended March 31, 2025 and 2024 are as follows:

Lease liability	($)
Balance at March 31, 2023	72,903
Lease payment – base rent portion	(28,056)
Lease liability – accretion expense	7,360
Balance as at March 31, 2024	52,207
Current portion	23,443
Long-term portion	28,764

Lease liability	($)
Balance at March 31, 2024	52,207
Lease payment – base rent portion	(28,164)
Lease liability – accretion expense	4,722
Balance at March 31, 2025	28,765
Current portion	26,417
Long-term portion	2,348

The following is a schedule of the Company’s future lease payments (base rent portion) under the lease obligations:

Future lease payments (base rent portion only)	($)
Fiscal 2026 (April 1, 2025 to March 31, 2026)	28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)	2,347
Total undiscounted lease payments	30,512
Less: imputed interest	(1,747)
Lease liability as at March 31, 2025	28,765